Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (387,781)	$ (378,787)	$ 108,418	$ 135,847	$ (138,532)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment	12,619	19,461	31,173	100,533	166,709
Amortization of right-of-use assets	4,442	84,731	198,535	203,411	175,830
Loss on disposal of plant and equipment				114,013
Provision of expected credit loss allowance		612	625	10,777	6,717
Interest expense			46,179
Waiver of related party balance			(88,151)
Directors’ remuneration				240,000	200,000
Legal and professional fee			27,320
Provision for income taxes				208,141
Changes in operating assets and liabilities:
Accounts receivable	(165,568)	(81,515)	1,166	129,922	56,183
Inventories	22,128	(22,451)	(80,665)	(7,219)	1,352
Loan to A SPAC I	140,000	(140,000)
Deposit, prepayment and other receivables, net	25,137	1,406
Deposit and other receivables, net			(448,266)	(15,197)	10,987
Accounts payable	1,771,406	51,054	71,362	58,752	(60,989)
Accrued liabilities and other payables	2,770,371	19,681	(51,167)	190,689	79,853
Contract liabilities	29,655	(1,250,900)	(1,352,231)	548,010	812,158
Operating lease liabilities	(12,714)	(89,702)	(230,433)	(175,132)	(148,677)
Finance lease liabilities				(19,476)	(19,476)
Taxes payable		83,561		(12,170)	290,887
Net cash provided by/(used in) operating activities	4,209,695	(1,702,849)	(1,766,135)	1,710,901	1,433,002
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(10,393)		(69,848)	(94,452)	(16,575)
Purchase of intangible assets	(1,056)
Net cash used in investing activities	(11,449)		(69,848)	(94,452)	(16,575)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I			(140,000)
Finance lease	(6,446)	(9,317)	(9,317)	(19,476)	(17,221)
Other borrowings, net	560,000			128,204	512,821
Issuance of shares			192,308
Interest paid			(24,704)
Amount with related parties	605,489	1,530,872	1,863,206	(1,742,509)	(2,039,969)
Subscription receivables	(8,892,956)	192,308
Convertible promissory note	3,380,990
Net cash (used in)/provided by financing activities	(4,352,923)	1,713,863	1,881,493	(1,633,781)	(1,544,369)
Net (decrease)/increase in cash and cash equivalents	(154,677)	11,014	45,510	(17,332)	(127,942)
Effect of foreign currency translation on cash and cash equivalents	284,681	38,724	(18,962)	16,124	50,514
Cash and cash equivalents, beginning of period	54,104	27,556	27,556	28,764	106,192
Cash and cash equivalents, end of period	184,109	77,294	54,104	27,556	28,764
Supplementary cash flow information:
Taxes paid				(12,170)	(3,829)
Interest paid	$ (120,162)	(837)	$ (24,704)	$ (55,469)	$ (65,582)
Listing fee paid		$ 675,826